Note 9: Warrants Issuance	9 Months Ended
Jun. 30, 2013
Notes
Note 9: Warrants Issuance

Note 9:  Warrants Issuance

On March 6, 2013, the Company issued warrants to accredited investors participating in the Private Placement Memorandum (the “PPM”).  Under the terms of the PPM, the Company issued an aggregate of 2,335,000 units (the “Units”), consisting of 2,335,000 shares of common stock and 1,167,500 warrants at a purchase price of $.10 per unit.  Each Unit consists of one share of common stock and a warrant to purchase .5 shares of common stock.  The warrants have an exercise price of $.10 per share and expire one year from the date of issuance.

The fair value of the warrants issued on March 6, 2013 was estimated to be $56,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 130.01%, risk free interest rate of .15% and an expected life of one year.

The following table represents a summary of warrants outstanding as of March 31, 2013:

Number of Shares	Exercise Price	Expiration Date
1,167,500	$.10	March 5, 2014

Below is a summary of warrant activity for the three months ended March 31, 2013:

	Number Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2013	0			0
Granted	1,167,500	$.10	1	$0.05
Exercised	---	---	---	---
Expired or Cancelled	---	---	---	---
Outstanding at March 31, 2013	1,167,500	$.10	1	$0.05

All warrants were fully vested upon issuance.